Operating Lease	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
OPERATING LEASE

NOTE 12 – OPERATING LEASE

In accordance with ASC 842, the Company measured and recognized a right of use asset of $4,484,843 and $369,747 and lease liability of $4,511,180 and $336,537, respectively, as of December 31, 2021 and 2020.

The Company entered into operating lease agreements primarily for offices. Certain lease agreements contain an option for the Company to renew a lease for a term of up to five years or an option to terminate a lease early. The Company considers these options in determining the classification and measurement of the leases.

The following table shows the total lease cost and the cash flows arising from the operating leases, and information about weighted-average remaining lease term and weighted-average discount rate.

	December 31, 2021	December 31, 2020
Lease cost
Operating lease cost	$1,227,115	$453,233
Short term lease	378,763	168,091
Total lease cost	$1,605,878	$621,324

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,605,878	$621,324
Right-of-use assets obtained in exchange for new operating lease liabilities	Nil	Nil
Weighted-average remaining lease term - operating lease	32 months	10 months
Weighted-average discount rate - operating lease	6.75%	6.75%

As of December 31, 2021, future minimum lease payments on operating leases were as follows:

December 31, 2021
Maturity of lease liabilities
2022	$2,065,695
2023	2,018,242
2024	1,133,015
2025	71,542
Total minimum lease payments	$5,288,494
Short term lease	(378,763)
Imputed interest	(398,551)
Present value of minimum lease payments	$4,511,180
Less: classified as current liabilities	(1,446,823)
Non-current liabilities	$3,064,357